Note 1 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Branches	10
Restricted Stock or Unit Expense			$ 32,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	11,223	21,112
	$ 50,000	$ 77,000
Furniture Fixtures and Equipment [Member] | Minimum [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture Fixtures and Equipment [Member] | Maximum [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Building and Building Improvements [Member] | Minimum [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Building and Building Improvements [Member] | Maximum [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Restricted Stock [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	0	0	1,722
Core Deposits [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years